Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022
C000237191
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,752	$ 10,748	$ 10,529	$ 10,501	$ 10,613	$ 10,401	$ 10,406
T. Rowe Index: ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Account Value	$ 11,797	$ 11,644	$ 11,194	$ 10,970	$ 10,610	$ 10,492	$ 10,306